Statements of Net Assets Available for Benefits - EBP 031 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments
Investments, at fair value (Note 3)	$ 122,232,210	$ 101,109,490
Investments, at contract value (Note 4)	18,628,999	21,044,523
Total investments	140,861,209	122,154,013
Receivables
Notes receivable from participants	1,519,462	1,455,550
Participant contributions	0	185,289
Employer contributions	0	3,542,581
Total receivables	1,519,462	5,183,420
Liabilities
Accrued expenses	(7,384)	(8,907)
Net Assets Available for Benefits	$ 142,373,287	$ 127,328,526